Supplement to the

Fidelity® Variable Insurance Products

Asset Manager Portfolio, Asset Manager: Growth Portfolio, Investment Grade Bond Portfolio,
Money Market Portfolio, and Strategic Income Portfolio

Initial Class, Service Class, and Service Class 2

Funds of Variable Insurance Products Fund V

STATEMENT OF ADDITIONAL INFORMATION

April 30, 2010

Effective October 1, 2010, the master international fixed-income research agreement with FIL Investment Advisors and the sub-research agreement with FIL Investment Advisors (U.K.) Ltd. have been terminated on behalf of VIP Investment Grade Bond Portfolio and VIP Money Market Portfolio.

Effective October 1, 2010, the master international research agreement with FIL Investment Advisors and the sub-research agreements with FIL Investment Advisors (U.K.) Ltd. and FIL Investments (Japan) Limited have been terminated on behalf of VIP Asset Manager Portfolio, VIP Asset Manager: Growth Portfolio, and VIP Strategic Income Portfolio.

For VIP Money Market Portfolio, effective May 28, 2010, the following information replaces the similar information regarding the fund's non-fundamental investment limitation with respect to illiquid securities in the "Investment Policies and Limitations" section beginning on page 3.

The fund does not currently intend to purchase any security if, as a result, more than 5% of its total assets would be invested in securities that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business within seven days at approximately the value ascribed to it by the fund.

For purposes of the fund's illiquid securities limitation discussed above, if through a change in values, net assets, or other circumstances, the fund were in a position where more than 5% of its total assets were invested in illiquid securities, it would consider appropriate steps to protect liquidity.

The following information supplements the information found in the "Investment Policies and Limitations" section beginning on page 3.

NRSRO's. The Board of Trustees has designated each of the following nationally recognized statistical rating organizations (NRSROs) as a "designated NRSRO" pursuant to Rule 2a-7 under the 1940 Act: DBRS, Ltd.; Fitch, Inc.; Moody's Investor Services; and Standard & Poor's Ratings Services.

For VIP Money Market Portfolio, the following information supplements the information in the "Fund Holdings Information" section beginning on page 62.

Beginning on or before October 7, 2010, the fund will provide a full list of holdings as of the last business day of the previous month on the web site. This information will be provided monthly by no later than the fifth business day of each month. The information will be available on the web site for a period of not less than six months.

VINSCSC2B-10-03 December 20, 2010
1.869876.110

Supplement to the

Fidelity® Variable Insurance Products

Asset Manager Portfolio, Asset Manager: Growth® Portfolio, Investment Grade Bond Portfolio,
Money Market Portfolio, and Strategic Income Portfolio

Investor Class

Funds of Variable Insurance Products Fund V

STATEMENT OF ADDITIONAL INFORMATION

April 30, 2010

Effective October 1, 2010, the master international research agreement with FIL Investment Advisors and the sub-research agreements with FIL Investment Advisors (U.K.) Ltd. and FIL Investments (Japan) Limited have been terminated on behalf of VIP Asset Manager Portfolio,VIP Asset Manager: Growth Portfolio and VIP Strategic Income Portfolio.

Effective October 1, 2010, the master international fixed-income research agreement with FIL Investment Advisors and the sub-research agreement with FIL Investment Advisors (U.K.) Ltd. have been terminated on behalf of VIP Investment Grade Bond Portfolio and VIP Money Market Portfolio.

For VIP Money Market Portfolio, effective May 28, 2010, the following information replaces the similar information regarding the fund's non-fundamental investment limitation with respect to illiquid securities in the "Investment Policies and Limitations" section beginning on page 3.

The fund does not currently intend to purchase any security if, as a result, more than 5% of its total assets would be invested in securities that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business within seven days at approximately the value ascribed to it by the fund.

For purposes of the fund's illiquid securities limitation discussed above, if through a change in values, net assets, or other circumstances, the fund were in a position where more than 5% of its total assets were invested in illiquid securities, it would consider appropriate steps to protect liquidity.

For VIP Money Market Portfolio, the following information supplements the information found in the "Investment Policies and Limitations" section beginning on page 3.

NRSRO's. The Board of Trustees has designated each of the following nationally recognized statistical rating organizations (NRSROs) as a "designated NRSRO" pursuant to Rule 2a-7 under the 1940 Act: DBRS, Ltd.; Fitch, Inc.; Moody's Investor Services; and Standard & Poor's Ratings Services.

For VIP Money Market Portfolio, the following information supplements the information in the "Fund Holdings Information" section beginning on page 62.

Beginning on or before October 7, 2010, the fund will provide a full list of holdings as of the last business day of the previous month on the web site. This information will be provided monthly by no later than the fifth business day of each month. The information will be available on the web site for a period of not less than six months.

VINVB-10-04 December 20, 2010
1.869875.111